Income taxes - Summary of Components of Income Tax Expense (Detail) - 12 months ended Dec. 31, 2021	CNY (¥)	USD ($)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	¥ 762,067
Deferred	(91,091)
Total from continuing operations	¥ 670,976	$ 105,291